Leases - Operating Lease Related Assets And Liabilities And Other Related Information (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Jan. 01, 2019 CNY (¥)
Assets
Operating lease right-of-use assets	¥ 112,781	$ 17,698	¥ 14,997	¥ 13,100
Liabilities
Operating lease liabilities, current	30,669	4,813	8,058
Operating lease liabilities, non-current	¥ 81,786	$ 12,834	¥ 5,542
Weighted average remaining lease term (years)	3 years 7 months 6 days	3 years 7 months 6 days	1 year 8 months 12 days
Weighted average discount rate	5.00%	5.00%	5.00%